Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Pension and postretirement benefit plans, tax	$ 5	$ 31	$ 21
Unrealized loss on available-for-sale securities, tax	$ 0	$ (1)	$ 0